OTHER LIABILITIES - Components of pension expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined benefit pension plan expense
Current service cost	$ 493	$ 326
Past service cost	8,754
Administrative expenses	106	119
Interest cost on defined benefit obligation	544	456
Interest on assets	(87)	(86)
Pension expense	$ 9,810	$ 815